Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights	3,953,471
Liabilities from share-based payment transactions	$ 111,405	$ 53,725
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Share-based compensation arrangement vesting rights, percentage	33.33%
Fair value of share-based payment transactions	$ 69,800
Liabilities from share-based payment transactions	65,200
Intrinsic value of liabilities from share-based payment transactions	$ 4,600
Weighted average remaining vesting period	1 year 6 months
Expense from share-based payment transactions with employees	$ 45,100	26,900
Expense from share-based payment transactions with employees, effect of change in share price	37,800	20,000
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	55,900
Liabilities from share-based payment transactions	46,100
Intrinsic value of liabilities from share-based payment transactions	$ 9,800
Weighted average remaining vesting period	1 year 6 months
Expense from share-based payment transactions with employees	$ 33,000	6,000
Expense from share-based payment transactions with employees, effect of change in share price	$ 29,900	2,800
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Share-based compensation arrangement vesting rights, percentage	33.33%
Expense from share-based payment transactions with employees	$ 500	$ 600